Equity-Based Compensation - Schedule of Weighted-Average Assumptions Used to Determine the Fair Value of Stock Options Granted (Parenthetical) (Details) - Stock Options		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		6 years 3 months [1]	1 year 8 months 8 days
Dividend yield	[2]	0.00%
Post IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		6 years 3 months

[1]	An estimated expected life of 6.25 years before exercise was used based on the midpoint of the vesting date and the full contractual term (known as the simplified method). We do not have sufficient history of exercise for similar awards.
[2]	An expected dividend yield of 0% was used because we have not historically paid dividends.